UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

2545 S. Kelly Avenue, Suite C

Edmond, OK 73013

(Address of principal executive offices) (Zip code)

SEI Corporation Global Fund Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2013

Date of reporting period: July 31, 2012

Item 1. Schedule of Investments

Exchange Traded Concepts

Schedule of Investments

Sustainable North American Oil Sands ETF

July 31, 2012 ● (Unaudited)

Description	Shares	Market Value
COMMON STOCK — 99.9%
Canada — 45.2%
Athabasca Oil*	5,852	$71,717
Baytex Energy	1,414	58,627
Canadian Natural Resources	2,216	60,435
Canadian Oil Sands	3,174	63,869
Cenovus Energy	1,878	57,397
Enbridge	1,514	61,943
Finning International	2,733	62,789
Husky Energy	2,485	61,726
Imperial Oil	1,359	58,217
Keyera	1,487	67,125
MEG Energy*	1,795	73,028
Nexen	3,591	91,239
Pembina Pipeline	2,291	61,224
Suncor Energy	2,116	64,692
TransCanada	1,427	64,986
		979,014
China — 5.3%
China Petroleum & Chemical ADR	663	59,650
PetroChina ADR	445	55,598
		115,248
France — 2.9%
Total ADR	1,365	62,722
Hong Kong — 2.9%
CNOOC ADR	313	62,694
Netherlands — 2.8%
Chicago Bridge & Iron	1,668	59,614
Norway — 2.8%
Statoil ADR	2,586	61,521
United Kingdom — 5.6%
BP ADR	1,501	59,890
Royal Dutch Shell ADR, Cl A	916	62,471
		122,361
United States — 32.4%
Chevron	581	63,666
ConocoPhillips	1,085	59,067
Devon Energy	1,049	62,017
Enterprise Products Partners	1,241	65,773
Exxon Mobil	721	62,619
Fluor	1,260	62,471
Jacobs Engineering Group*	1,667	64,296
Kinder Morgan Energy Partners	786	62,904
Marathon Oil	2,406	63,687
Murphy Oil	1,334	71,582

Exchange Traded Concepts

 Schedule of Investments

Sustainable North American Oil Sands ETF

July 31, 2012 ● (Unaudited)

Description	Shares	Market Value
COMMON STOCK — (continued)
United States — (continued)
Oil States International*	883	$64,194
		702,276
Total Common Stock
(Cost $2,013,933) †		$2,165,450

Percentages are based on Net Assets of $2,168,598.

* — Non-income producing

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2012, all of the Fund's investments were considered level 1, in accordance with ASC-820.

There have been no transfers between Level 1 & Level 2 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

†	At July 31, 2012, the tax basis cost of the Fund's investments was $2,013,933, and the unrealized appreciation and depreciation were $157,123 and $(5,606), respectively.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Exchange Traded Concepts

 Schedule of Investments

 Sustainable North American Oil Sands ETF

 July 31, 2012 ● (Unaudited)

●	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended July 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended July 31, 2012, there were no fair valued investments in the Fund.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Fund adopted ASU 2011-04 during the period ended July 31, 2012. The adoption of ASU 2011-04 did not have an impact on the presentation of the Fund’s Schedule of Investments.

SWM-QH-001-0100

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

/s/ J. Garrett Stevens
By (Signature and Title)	J. Garrett Stevens, President

Date: September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ J. Garrett Stevens
By (Signature and Title)	J. Garrett Stevens, President

Date: September 27, 2012

/s/ Richard Hogan
By (Signature and Title)	Richard Hogan, Treasurer

Date: September 27, 2012